Condensed Consolidated unaudited Statements of Cash Flows Nine Months (unaudited) - USD ($)	3 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 202,269				$ (721)	$ (144,837)	$ (513,045)
Changes in operating assets and liabilities:
Net cash used in operating activities					(174)	(300,944)	(587,016)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH USED IN INVESTING ACTIVITIES					0	(65,000,000)	(195,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants					25,000	25,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES					9,855	65,827,569	433,334
CASH - BEGINNING OF PERIOD		$ 0					0
CASH - END OF PERIOD	0					0	0		$ 0
Cardio Diagnostics Member During Reverse Merger [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	(1,150,875)	(290,055)	$ (193,751)	$ (140,272)			(2,282,928)	$ (429,477)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization	4,000		4,000				12,000	12,000
Write-off of acquisition related expense							112,534
Stock-based compensation expense								60,000
Adjustment to patent deposits contributed by shareholders								(3,279)
Changes in operating assets and liabilities:
Accounts receivable							901
Prepaid expenses and other current assets							(39,569)	(8,799)
Deposits							(4,950)
Accounts payable and accrued expenses							231,309	(3,990)
Net cash used in operating activities							(1,970,703)	(373,545)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposit for acquisition								(250,000)
Repayment of deposit for acquisition							137,466
Payments for notes receivable							(433,334)
Patent costs incurred							(69,621)	(68,748)
NET CASH USED IN INVESTING ACTIVITIES							(365,489)	(318,748)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants							11,986,037	1,125,000
Payments of placement agent fee							(1,198,604)	(95,000)
Proceeds from stock to be issued								105,000
NET CASH PROVIDED BY FINANCING ACTIVITIES							10,787,433	1,135,000
NET INCREASE IN CASH							8,451,241	442,707
CASH - BEGINNING OF PERIOD		$ 512,767		$ 237,087			512,767	237,087	237,087
CASH - END OF PERIOD	$ 8,964,008		$ 679,794		$ 679,794	$ 512,767	8,964,008	679,794	$ 512,767
Cash paid during the period for:
Interest
Non-cash investing and financing activities:
Common stock issued for SAFE agreements								$ 451,471